Investor Aand Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investor A, Institutional | BlackRock Sustainable Advantage International Equity Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	5.13%	19.54%	(14.34%)	12.74%